Accounts receivable, unbilled revenue (contract assets) and payments on account or unearned revenue (contract liabilities) - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Contracts Receivable [Abstract]
Billed services (accounts receivable)	$ 412,648	$ 423,680
Unbilled services (unbilled revenue)	493,114	362,926
Accounts receivable and unbilled revenue	905,762	786,606
Allowance for doubtful accounts	(4,834)	(8,889)
Accounts receivable and unbilled revenue, net	900,928	777,717
Unearned revenue (payments on account)	(322,226)	(274,468)
Net balance	170,888	$ 88,458
Change in unbilled services (unbilled revenue)	130,188
Change in unearned revenue (payments on account)	(47,758)
Change in net balance	$ 82,430
Change in unbilled services (unbilled revenue), percent	35.90%
Change in unearned revenue (payments on account), percent	17.40%
Change in net balance, percent	93.20%